Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	$ (88,577)	$ (103,212)
Total	(88,577)	(103,212)
Quoted Prices Active Markets for Identical Assets (Level 1) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	(88,577)	(103,212)
Total	(88,577)	(103,212)
Unobservable Inputs (Level 3) [Member]
Derivatives Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Total	$ 0	$ 0